RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)													12 Months Ended
	Jan. 31, 2025	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023	Jan. 23, 2023
Related Party Transaction [Line Items]
Convertible notes payable	$ 405,305												$ 405,305
Converted notes payable into shares of common stock issued										880,000
Vested stock options, shares													6,566,000	22,646,000
Vested stock options per share												$ 0.125
Stock options exercised												3,385,000
Issued stock incentives value														$ 309,353
Secured promissory note										$ 201,200
Accrues interest																		10.00%	10.00%	10.00%	10.00%
Warrants exercised															1,340,000	225,000	225,000
Warrants exercise price	$ 0.125												$ 0.125		$ 0.15	$ 0.24	$ 0.24								$ 0.23
Stock issued during period, value new issues													$ 2,095,040
Common Stock [Member]
Related Party Transaction [Line Items]
Stock options exercised												11,055,000
Number of shares conversion									1,005,000				12,848,116	3,844,073
Issued stock incentives														2,345,836
Issued stock incentives value														$ 2,345
Sale of preferred stock, shares					9,283,333
Stock issued during period, value new issues
Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion									1,608,000
Sale of preferred stock, shares													1,125,000
Warrants exercised																						62,500	750,000	10,166,875
Warrants exercise price																						$ 0.24	$ 0.24	$ 0.24
Stock issued during period, value new issues													$ 156,746
Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Secured promissory note			$ 25,000															$ 25,000	$ 25,000	$ 25,000	$ 25,000
Accrues interest																		10.00%	10.00%	10.00%	10.00%
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Convertible notes payable										$ 125,000
Converted notes payable into shares of common stock issued				125,000		195,313				1,666,667
Cashless conversion												5,360,000
Accrued compensation				$ 31,250		$ 31,250
Issued stock incentives			125,000
Issued stock incentives value			$ 27,500
Sale of preferred stock, shares			125,000									3,685,000
Stock issued during period, value new issues			$ 27,500
Steven Rudofsky [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion								1,041,667
Steven Rudofsky [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion								1,666,667
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible notes payable																										$ 125,000
Feehan Partners [Member]
Related Party Transaction [Line Items]
Convertible notes payable										$ 200,000
Converted notes payable into shares of common stock issued										2,666,666
Feehan Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion											1,666,670
Feehan Partners [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion											2,666,666
Feehan Partners [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible notes payable																										87,334
Feehan Partners [Member] | Convertible Notes Payable One [Member]
Related Party Transaction [Line Items]
Convertible notes payable																										112,666
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Convertible notes payable										$ 98,000																98,000
Converted notes payable into shares of common stock issued				170,000		109,375				1,306,667
Cashless conversion												5,360,000
Accrued compensation	$ 42,500	$ 42,500		$ 42,500		$ 17,500
Issued stock incentives			2,570,000
Issued stock incentives value			$ 565,400
Sale of preferred stock, shares			2,570,000									3,685,000
Stock issued during period, value new issues			$ 565,400
Related party payables	$ 56,150												56,150
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion											816,666
Sale of preferred stock, shares	106,784	193,182
Andrew Brodkey [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion											1,306,667
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Convertible notes payable										$ 30,000																$ 150,000
Converted notes payable into shares of common stock issued										400,000
Cashless conversion												5,360,000
Sale of preferred stock, shares												3,685,000
Shaun Dykes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares conversion									251,250
Shaun Dykes [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Cashless conversion									400,000
Robert Scannell [Member]
Related Party Transaction [Line Items]
Converted notes payable into shares of common stock issued				350,000		390,625
Vested stock options, shares												5,360,000
Cashless conversion												5,360,000
Accrued compensation	$ 87,500	$ 87,500		$ 87,500		$ 62,500
Issued stock incentives			2,500,000
Issued stock incentives value			$ 550,000
Sale of preferred stock, shares			2,500,000									3,685,000
Stock issued during period, value new issues			$ 550,000
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	219,849	397,727
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Accrued compensation	$ 55,000
Andrew Brodkey [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	138,192
Robert Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation	$ 62,500
Robert Scannell [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	157,036
Officer [Member]
Related Party Transaction [Line Items]
Compensation to officers													$ 784,167	$ 806,667
Sale of preferred stock, shares							1,041,667
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Warrants exercised		500,000
Warrants exercise price		$ 0.15
Stock issued during period, value new issues		$ 75,000